Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE SPECTRUM FUNDS II, INC.
Entity Central Index Key	0000923084
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000005532
Shareholder Report [Line Items]
Fund Name	Spectrum Moderate Allocation Fund
Class Name	Investor Class
Trading Symbol	TRPBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Spectrum Moderate Allocation Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Moderate Allocation Fund - Investor Class	$60	0.55%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Equity allocations made the largest contributions to absolute performance during the period, especially our allocation to emerging markets equities, which generated strong double-digit gains. Similarly, the real assets allocation also generated strong positive returns during the period and had a notable impact on overall performance.

  On the other hand, our defensive positioning had a more modest impact on absolute performance overall during the period. An allocation to international bonds had a muted impact compared with higher-performing areas of the portfolio. None of the underlying allocations detracted on an absolute basis.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. It is designed to provide investors with a core multi-asset portfolio that is globally diversified across traditional and alternative asset classes, with an emphasis on the roles of broad diversification, fundamental research, tactical allocation, and risk management.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,378	10,403	10,387
2016	10,321	10,367	10,331
2017	10,895	11,186	10,851
2017	11,332	11,753	11,146
2017	11,719	12,183	11,436
2017	12,185	12,921	11,871
2018	12,398	13,288	11,973
2018	12,403	13,144	11,981
2018	12,624	13,573	12,278
2018	12,166	12,795	11,850
2019	12,627	13,176	12,266
2019	12,660	12,974	12,282
2019	13,204	13,535	12,741
2019	13,669	14,545	13,324
2020	13,369	13,688	12,967
2020	13,328	13,679	13,028
2020	14,757	15,772	14,168
2020	15,486	16,728	14,893
2021	16,290	17,829	15,440
2021	17,122	19,402	16,349
2021	17,696	20,289	16,797
2021	17,333	19,951	16,451
2022	16,574	19,221	16,025
2022	15,509	18,086	15,141
2022	14,914	17,066	14,490
2022	15,079	17,633	14,728
2023	15,078	17,633	14,775
2023	15,421	18,240	14,908
2023	15,989	19,447	15,428
2023	16,171	19,751	15,546
2024	17,342	21,715	16,564
2024	17,854	22,537	16,859
2024	18,664	24,005	17,827
2024	19,117	24,910	18,212
2025	19,112	24,985	18,197
2025	19,291	25,614	18,632
2025	20,347	27,797	19,679
2025	21,150	29,445	20,347
2026	22,237	31,028	21,462
2026	22,874	33,367	22,053

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Spectrum Moderate Allocation Fund (Investor Class)	18.57%	5.96%	8.63%
MSCI All Country World Index Net (Regulatory Benchmark)	30.27	11.45	12.81
Morningstar Moderate Target Risk Index (Strategy Benchmark)	18.36	6.17	8.23

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 2,120,674,000
Holdings Count | Holding	1,976
Advisory Fees Paid, Amount	$ 7,484,000
InvestmentCompanyPortfolioTurnover	55.40%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$2,120,674 Number of Portfolio Holdings1,976
Holdings [Text Block]
Table Summary
Common Stocks	51.1%
Bond Funds	18.7
Equity Funds	9.3
Private Investment Companies	6.0
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	4.6
U.S. Government & Agency Mortgage-Backed Securities	3.6
Corporate Bonds	3.5
Asset-Backed Securities	1.5
Non-U.S. Government Mortgage-Backed Securities	1.0
Short-Term and Other	0.7

Largest Holdings [Text Block]
Table Summary
Blackstone Partners Offshore Fund	6.0%
T. Rowe Price Institutional Emerging Markets Equity Fund	5.5
T. Rowe Price International Bond Fund (USD Hedged) - I Class	4.8
T. Rowe Price Dynamic Global Bond Fund - I Class	3.9
T. Rowe Price Real Assets Fund - I Class	3.8
T. Rowe Price Emerging Markets Bond Fund - I Class	3.2
NVIDIA	2.8
T. Rowe Price Institutional High Yield Fund - Institutional Class	2.6
U.S. Treasury Notes	2.6
Alphabet	2.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000169938
Shareholder Report [Line Items]
Fund Name	Spectrum Moderate Allocation Fund
Class Name	I Class
Trading Symbol	TPPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Spectrum Moderate Allocation Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Moderate Allocation Fund - I Class	$45	0.41%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Equity allocations made the largest contributions to absolute performance during the period, especially our allocation to emerging markets equities, which generated strong double-digit gains. Similarly, the real assets allocation also generated strong positive returns during the period and had a notable impact on overall performance.

  On the other hand, our defensive positioning had a more modest impact on absolute performance overall during the period. An allocation to international bonds had a muted impact compared with higher-performing areas of the portfolio. None of the underlying allocations detracted on an absolute basis.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. It is designed to provide investors with a core multi-asset portfolio that is globally diversified across traditional and alternative asset classes, with an emphasis on the roles of broad diversification, fundamental research, tactical allocation, and risk management.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
2016	500,000	500,000	500,000
2016	519,159	520,132	519,353
2016	516,533	518,347	516,537
2017	545,226	559,284	542,538
2017	567,380	587,646	557,286
2017	586,965	609,140	571,778
2017	610,293	646,071	593,568
2018	621,210	664,397	598,646
2018	622,003	657,203	599,047
2018	633,087	678,646	613,878
2018	610,368	639,743	592,488
2019	633,506	658,801	613,289
2019	635,155	648,703	614,118
2019	662,739	676,761	637,060
2019	686,317	727,243	666,195
2020	671,557	684,401	648,363
2020	669,523	683,928	651,385
2020	741,624	788,590	708,407
2020	778,560	836,395	744,638
2021	819,284	891,429	771,981
2021	861,098	970,121	817,470
2021	889,955	1,014,449	839,863
2021	872,325	997,569	822,555
2022	834,471	961,041	801,234
2022	781,093	904,323	757,058
2022	751,471	853,305	724,484
2022	759,911	881,645	736,378
2023	759,764	881,644	738,744
2023	777,717	912,016	745,392
2023	806,286	972,342	771,415
2023	815,743	987,554	777,302
2024	875,499	1,085,733	828,194
2024	901,261	1,126,854	842,960
2024	942,655	1,200,257	891,333
2024	965,508	1,245,479	910,601
2025	965,941	1,249,241	909,844
2025	975,359	1,280,692	931,603
2025	1,028,910	1,389,834	983,925
2025	1,069,903	1,472,253	1,017,339
2026	1,125,383	1,551,409	1,073,102
2026	1,158,074	1,668,347	1,102,643

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Spectrum Moderate Allocation Fund (I Class)	18.73%	6.11%	8.76%
MSCI All Country World Index Net (Regulatory Benchmark)	30.27	11.45	12.81
Morningstar Moderate Target Risk Index (Strategy Benchmark)	18.36	6.17	8.23

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 2,120,674,000
Holdings Count | Holding	1,976
Advisory Fees Paid, Amount	$ 7,484,000
InvestmentCompanyPortfolioTurnover	55.40%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$2,120,674 Number of Portfolio Holdings1,976
Holdings [Text Block]
Table Summary
Common Stocks	51.1%
Bond Funds	18.7
Equity Funds	9.3
Private Investment Companies	6.0
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	4.6
U.S. Government & Agency Mortgage-Backed Securities	3.6
Corporate Bonds	3.5
Asset-Backed Securities	1.5
Non-U.S. Government Mortgage-Backed Securities	1.0
Short-Term and Other	0.7

Largest Holdings [Text Block]
Table Summary
Blackstone Partners Offshore Fund	6.0%
T. Rowe Price Institutional Emerging Markets Equity Fund	5.5
T. Rowe Price International Bond Fund (USD Hedged) - I Class	4.8
T. Rowe Price Dynamic Global Bond Fund - I Class	3.9
T. Rowe Price Real Assets Fund - I Class	3.8
T. Rowe Price Emerging Markets Bond Fund - I Class	3.2
NVIDIA	2.8
T. Rowe Price Institutional High Yield Fund - Institutional Class	2.6
U.S. Treasury Notes	2.6
Alphabet	2.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless